Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	GEOVAX LABS, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39563
Entity, Tax Identification Number	87-0455038
Entity, Address, Address Line One	1955 Lake Park Drive, Suite 300
Entity, Address, City or Town	Smyrna
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30080
City Area Code	678
Local Phone Number	384-7220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GOVX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000832489